Organization and Business Operations (Details) - Pegasus Digital Mobility Acquisition Corp $ / shares in Units, € in Millions																1 Months Ended			12 Months Ended
	Mar. 01, 2024 USD ($)	Feb. 01, 2024 USD ($)	Jan. 29, 2024 $ / shares shares	Jan. 29, 2024 EUR (€) shares	Jan. 02, 2024 USD ($)	Dec. 29, 2023 USD ($) $ / shares	Aug. 15, 2023 USD ($)	Jul. 14, 2023 USD ($) $ / shares	Apr. 19, 2023 $ / shares	Jan. 23, 2023 USD ($)	Dec. 26, 2021 shares	Dec. 06, 2021 shares	Nov. 08, 2021 USD ($) shares	Nov. 04, 2021 $ / shares shares	Oct. 26, 2021 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Jul. 31, 2023 USD ($) shares	Apr. 30, 2023 USD ($) shares	Dec. 31, 2023 USD ($) item $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Feb. 27, 2024 USD ($)	Dec. 07, 2023 $ / shares	Sep. 26, 2023 $ / shares	May 31, 2023 USD ($) shares	Apr. 24, 2023 USD ($)
Organization and Business Operations
Condition for future business combination number of businesses minimum | item																			1
Proceeds from IPO deposited in trust account															$ 202,000,000
Per share amount contributed into trust account | $ / shares															$ 10.10
Threshold number of months to complete business combination																			21 months
Deferred underwriting commissions																$ 2,441,250			$ 2,441,250	$ 7,875,000
Cash held in Trust Account																50,081,776			50,081,776	$ 230,595,291
Working capital deficit																10,697,133			$ 10,697,133
Percentage of fair market value																			80.00%
Percentage of business combination																			50.00%
Interest rate																									0.00%
Cash From Transactions Held In Trust																$ 35,000,000			$ 35,000,000
Forfeiture of deferred underwriting commissions																			$ 5,433,750
Subsequent events | Pegasus Topco B.V
Organization and Business Operations
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares				28,725,000
Subsequent events | Pegasus Topco B.V | Price of The Share Reaches 15.00
Organization and Business Operations
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares				2,500,000
Stock price trigger for redemption of public warrants (in dollars per share) | $ / shares			$ 15.00
Subsequent events | Pegasus Topco B.V | Price of The Share Reaches 18.00
Organization and Business Operations
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares				2,500,000
Stock price trigger for redemption of public warrants (in dollars per share) | $ / shares			$ 18.00
Subsequent events | SCHMID Technology Co Ltd | XJ Harbour HK Limited [Member]
Organization and Business Operations
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares				1,406,361
Business Acquisition, Percentage of Voting Interests Acquired			24.10%	24.10%
Subsequent events | SCHMID Technology Co Ltd | XJ Harbour HK Limited [Member] | Scenario Two, Upon Completion of 270 Days From Business Combination
Organization and Business Operations
Number of days from the day of completion of business combination				270 days
Payments to Acquire Businesses, Gross | €				€ 5
Subsequent events | SCHMID Technology Co Ltd | XJ Harbour HK Limited [Member] | Scenario one, upon completion of business combination
Organization and Business Operations
Payments to Acquire Businesses, Gross | €				€ 10
Subsequent events | SCHMID Technology Co Ltd | XJ Harbour HK Limited [Member] | Scenario three, upon completion of 455 days from business combination
Organization and Business Operations
Number of days from the day of completion of business combination				455 days
Annual rate of interest on payments to be received on business combination			6.00%	6.00%
Payments to Acquire Businesses, Gross | €				€ 15
Non-convertible unsecured promissory note
Organization and Business Operations
Principal amount										$ 2,250,000
Term for completing business combination after the consummation of the IPO										18 months
Interest on debt										$ 0
Non-convertible unsecured promissory note | Subsequent events
Organization and Business Operations
Principal amount																					$ 1,000,000
Underwriting Agreement
Organization and Business Operations
Threshold number of days from IPO for underwriters to purchase additional units															45 days
First Amendment
Organization and Business Operations
Purchase price, per unit | $ / shares																							$ 0.01
Earn Out Agreement | Subsequent events
Organization and Business Operations
Agreement Term				3 years
Class A ordinary shares
Organization and Business Operations
Ordinary shares, par value (in dollar per share) | $ / shares																$ 0.0001			$ 0.0001
Holders of number of shares who exercised their right to redeem shares | shares																503,201	2,195,855	15,300,927
Amount withdrawn from Trust and paid to shareholders																$ 5,586,213	$ 23,555,234	$ 160,337,374
Number of shares outstanding | shares																4,500,017	5,003,218		4,500,017
Class A ordinary shares subject to possible redemption
Organization and Business Operations
Number of units sold | shares																			4,500,017	22,500,000
Threshold business days for redemption of public shares															2 days
Maximum net interest to pay dissolution expenses															$ 100,000
Minimum net tangible assets on redemption of temporary equity															$ 5,000,001	$ 5,000,001			$ 5,000,001
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)															100.00%
Class B ordinary shares
Organization and Business Operations
Ordinary shares, par value (in dollar per share) | $ / shares																$ 0.0001			$ 0.0001	$ 0.0001
Units issued to Sponsor during period, shares, new issues | shares											125,000
Number of shares outstanding | shares															5,750,000	5,625,000			5,625,000	5,625,000
Private Placement Warrants
Organization and Business Operations
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)															100.00%
Redemption of shares calculated based on business days prior to consummation of business combination (in days)															185 days
Private Placement Warrants | Subsequent events | Redemption of warrants when price per share of class common stock equals or exceeds 18.00
Organization and Business Operations
Stock price trigger for redemption of public warrants (in dollars per share) | $ / shares			$ 18.00
Private Placement Warrants | Minimum
Organization and Business Operations
Threshold number of months to complete business combination															15 months
Private Placement Warrants | Maximum
Organization and Business Operations
Threshold number of months to complete business combination															30 months
Public Warrants | Redemption of warrants when price per share of class common stock equals or exceeds 18.00
Organization and Business Operations
Stock price trigger for redemption of public warrants (in dollars per share) | $ / shares																			$ 18.00
Public Warrants | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $10.00
Organization and Business Operations
Stock price trigger for redemption of public warrants (in dollars per share) | $ / shares																			$ 10.00
Public Warrants | Class A ordinary shares
Organization and Business Operations
Number of shares issuable per warrant | shares															1	1			1
Exercise price of warrants | $ / shares															$ 11.50	$ 11.50			$ 11.50
IPO
Organization and Business Operations
Transaction costs															$ 13,124,654
Underwriting fees															4,500,000
Deferred underwriting fee payable															7,875,000
Deferred underwriting commissions																$ 2,441,250			$ 2,441,250	$ 7,875,000
Other offering costs															749,654
Forfeiture of deferred underwriting commissions							$ 5,433,750
IPO | Underwriting Agreement
Organization and Business Operations
Deferred underwriting fee payable															$ 7,000,000
IPO | Class A ordinary shares subject to possible redemption
Organization and Business Operations
Number of units sold | shares															20,000,000
Purchase price, per unit | $ / shares															$ 10.00
Proceeds from issuance of units															$ 200,000,000
IPO | Public Warrants
Organization and Business Operations
Number of warrants in a unit | shares															0.5
Number of shares issuable per warrant | shares															1
Over-allotment option
Organization and Business Operations
Number of units sold | shares															3,000,000
Over-allotment option | Class A ordinary shares subject to possible redemption
Organization and Business Operations
Number of units sold | shares													2,500,000
Sale of Units through public offering net of issuance costs													$ 25,000,000
Over-allotment option | Private Placement Warrants
Organization and Business Operations
Number of warrants issued | shares													750,000
Proceeds from private placement warrants													$ 750,000
Anchor Investors | Class B ordinary shares
Organization and Business Operations
Number of units sold | shares															1,375,000
Ordinary shares, par value (in dollar per share) | $ / shares															$ 0.0001
Sponsor
Organization and Business Operations
Per share amount contributed into trust account | $ / shares						$ 0.03			$ 0.10
Threshold share price for sponsor liability to company | $ / shares															$ 10.10
Cash From Transactions Held In Trust						$ 135,001
Warrant Grant Agreement Transferring | shares																1,775,000			1,775,000
Monthly contribution to Assets held in Trust								$ 150,097
Sponsor | Subsequent events
Organization and Business Operations
Proceeds from IPO deposited in trust account	$ 135,001	$ 135,001			$ 135,001
Cash held in Trust Account	135,000	135,000			135,000
Warrant Grant Agreement Transferring | shares			2,000,000	2,000,000
Payments to Acquire Businesses, Gross	$ 405,003	$ 405,003			$ 405,003
Sponsor | July 2023 Promissory Notes
Organization and Business Operations
Maximum borrowing capacity of related party promissory note																	$ 750,483
Sponsor | Class A ordinary shares
Organization and Business Operations
Ordinary shares, par value (in dollar per share) | $ / shares								$ 0.03														$ 0.03
Sponsor | Class B ordinary shares
Organization and Business Operations
Purchase price, per unit | $ / shares														$ 0.004
Units sold by sponsor to the company | shares														843,750
Units forfeited by sponsor during period, shares | shares												125,000
Non redemption agreement of common stock (in shares) | shares																2,812,500			2,812,500
Warrant Grant Agreement Transferring | shares																								1,775,000
Sponsor | Private Placement Warrants | Class A ordinary shares
Organization and Business Operations
Number of warrants issued | shares															9,000,000
Price of warrant | $ / shares															$ 1.00
Number of shares issuable per warrant | shares															1
Exercise price of warrants | $ / shares															$ 11.50
Proceeds from private placement warrants															$ 9,000,000
Warrants subscribed but unissued | shares															900,000
Promissory Note with Related Party | Extension Note
Organization and Business Operations
Maximum borrowing capacity of related party promissory note										$ 2,250,000
Promissory Note with Related Party | April 2023 Promissory Note
Organization and Business Operations
Maximum borrowing capacity of related party promissory note																									$ 719,907
Promissory Note with Related Party | May 2023 Promissory Note
Organization and Business Operations
Maximum borrowing capacity of related party promissory note																								$ 1,400,000